Brown Advisory - WMC Strategic European Equity Fund
Schedule of Investments
September 30, 2020 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 95.0%
Austria - 0.3%
65,488	Porr AG*	895,002
Belgium - 4.1%
114,823	UCB S.A.	13,040,948
Denmark - 0.8%
7,574	ALK-Abello A/S*	2,490,322
France - 11.4%
49,951	Amundi S.A.*	3,520,799
153,196	Bureau Veritas S.A.*	3,453,261
334,632	Elior Group S.A.	1,548,412
511,947	Elis S.A.*	6,462,793
96,444	Legrand S.A.	7,681,743
38,818	Pernod Ricard S.A.	6,189,020
72,565	Safran S.A.*	7,139,503
		35,995,531
Germany - 14.6%
30,600	Beiersdorf AG	3,474,265
122,330	Brenntag AG	7,778,014
219,406	Fresenius SE & Co. KGaA	9,977,397
12,201	Hannover Rueck SE	1,888,858
47,380	Jenoptik AG	1,270,401
60,391	Merck KGaA	8,804,597
125,867	Siemens Healthineers AG	5,650,008
165,517	United Internet AG	6,329,872
28,406	Washtec AG*	1,231,824
		46,405,236
Netherlands - 8.2%
11,133	ASM International NV	1,595,846
1,937	ASML Holding NV	715,480
129,194	Heineken NV	11,501,794
145,826	QIAGEN NV*	7,574,178
53,982	Wolters Kluwer NV	4,604,824
		25,992,122
Portugal - 2.1%
412,366	Jeronimo Martins SGPS S.A.	6,631,037
Spain - 2.4%
286,220	Almirall S.A.	3,206,089
71,119	Laboratorios Farmaceuticos Rovi S.A.*	2,620,975
26,996	Viscofan S.A.	1,797,967
		7,625,031
Sweden - 14.3%
398,551	Alfa Laval AB*	8,797,819
345,635	Assa Abloy AB	8,080,987
318,381	Cloetta AB*	921,756
508,888	Epiroc AB	7,371,878
361,508	Hexpol AB*	3,233,732
113,888	Swedish Match AB	9,312,250
422,111	Trelleborg AB*	7,454,087
		45,172,509
Switzerland - 12.9%
1,421	Geberit AG	840,698
218,737	Julius Baer Group, Ltd.	9,290,284
5,023	Kuehne & Nagel International AG	975,333
185,677	Novartis AG	16,121,280
1,220,330	UBS Group AG	13,634,631
		40,862,226
United Kingdom - 23.9%
1,047,176	Beazley PLC	4,145,808
215,605	Bunzl PLC	6,961,145
282,780	Compass Group PLC	4,247,876
1,335,576	ConvaTec Group PLC	3,076,785
100,837	Diageo PLC	3,463,637
946,602	Electrocomponents PLC	8,676,783
597,584	GlaxoSmithKline PLC	11,203,260
26,842	Hikma Pharmaceuticals PLC	899,676
177,268	IMI PLC	2,391,300
237,264	Lancashire Holdings Ltd.	2,120,817
484,031	Prudential PLC	6,945,063
790,449	Rotork PLC	2,865,885
439,558	Smith & Nephew PLC	8,610,692
301,472	Smiths Group PLC	5,332,954
80,272	Softcat PLC	1,248,188
109,455	Spectris PLC	3,436,350
		75,626,219
Total Common Stocks (Cost $261,842,901)		300,736,183

Preferred Stocks - 1.0%
Germany - 1.0%
64,782	Fuchs Petrolub SE	3,293,909
Total Preferred Stocks (Cost $2,605,553)		3,293,909

Short-Term Investments - 2.9%
Money Market Funds - 2.9%
9,004,036	First American Government Obligations Fund - Class Z, 0.05%#	9,004,036
Total Short-Term Investments (Cost $9,004,036)		9,004,036
Total Investments - 98.9% (Cost $273,452,490)		313,034,128
Other Assets in Excess of Liabilities - 1.1%		3,425,130
NET ASSETS - 100.0%		$316,459,258

* Non-Income Producing
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's investments were categorized as follows:

	Level 1	Level 2	Level 3
Common Stocks	$7,574,178	$293,162,005	$-
Preferred Stocks	-	3,293,909	-
Short-Term Investments	9,004,036	-	-
Total Investments	$16,578,214	$296,455,914	$-